EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Equity [abstract]
Net income (loss)	$ 43	$ 81	$ 145	$ 201
Dilutive effect of conversion of subsidiary preferred shares	(42)	(41)	(84)	(82)
Profit (loss), attributable to ordinary equity holders of parent entity	1	40	61	119
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	0	0	0	0
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 1	$ 40	$ 61	$ 119
Weighted average - common shares	1,509.6	1,564.0	1,514.3	1,568.2
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	26.4	14.4	24.4	14.6
Common shares and common share equivalents	1,536.0	1,578.4	1,538.7	1,582.8